Schedule of investments
Delaware Ivy VIP Science and Technology
March 31, 2022 (Unaudited)
	Principal amount°	Value (US $)
Corporate Bond — 0.05%
Consumer Discretionary — 0.05%
Marrone Bio Innovations 8.00% 12/31/22	287,500	$ 286,034
Total Corporate Bond (cost $287,500)		286,034
	Number of shares
Common Stocks — 96.24%
Biotechnology — 0.66%
Moderna †	23,966	4,128,383
		4,128,383
Communication Services — 13.61%
Alphabet Class A †	11,834	32,914,496
Alphabet Class C †	9,753	27,240,031
Pinterest Class A †	316,690	7,793,741
T-Mobile US †	128,913	16,545,984
		84,494,252
Consumer Cyclical — 0.99%
Luminar Technologies *, †	392,543	6,135,447
		6,135,447
Consumer Discretionary — 6.77%
Amazon.com †	12,846	41,877,318
JD.com Class A †	5,533	157,229
		42,034,547
Healthcare — 5.22%
Dexcom †	17,737	9,074,249
Eli Lilly & Co.	28,416	8,137,490
Intuitive Surgical †	32,205	9,715,604
Repligen †	28,998	5,454,234
		32,381,577
Industrials — 2.13%
Uber Technologies †	371,556	13,257,118
		13,257,118
Information Technology — 65.32%
Ambarella †	38,242	4,012,351
Amphenol Class A	197,594	14,888,708
Analog Devices	84,656	13,983,478
Apple	251,338	43,886,128
ASML Holding	35,443	23,673,443
Aspen Technology †	60,337	9,977,930
Autodesk †	41,240	8,839,794
Cadence Design Systems †	39,859	6,555,211
GlobalFoundries *, †	191,049	11,925,279
Infineon Technologies	337,003	11,400,824
Intuit	21,981	10,569,344
Mastercard Class A	84,027	30,029,569
	Number of shares	Value (US $)
Common Stocks (continued)
Information Technology (continued)
Microchip Technology	237,222	$ 17,824,861
Micron Technology	197,735	15,401,579
Microsoft	250,756	77,310,582
NVIDIA	46,404	12,661,795
ON Semiconductor †	299,834	18,772,607
Seagate Technology Holdings	110,764	9,957,684
ServiceNow †	23,231	12,937,112
Shift4 Payments Class A *, †	107,037	6,628,801
Taiwan Semiconductor Manufacturing ADR	96,399	10,050,560
VeriSign †	63,468	14,119,091
WNS Holdings ADR †	90,223	7,713,164
Workday Class A †	51,360	12,298,666
		405,418,561
Technology — 1.54%
PayPal Holdings †	82,499	9,541,009
		9,541,009
Total Common Stocks (cost $431,930,365)		597,390,894

Short-Term Investments — 3.79%
Money Market Mutual Fund — 3.79%
State Street Institutional US Government Money Market Fund – Premier Class (seven-day effective yield 0.17%)	23,502,426	23,502,426
Total Short-Term Investments (cost $23,502,426)		23,502,426

Total Value of Securities Before Securities Lending Collateral—100.08% (cost $455,720,291)		621,179,354

Securities Lending Collateral — 2.95%
Money Market Mutual Fund — 2.95%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 0.30%)	18,336,071	18,336,071
Total Securities Lending Collateral (cost $18,336,071)		18,336,071

Total Value of Securities—103.03% (cost $474,056,362)		639,515,425■
Obligation to Return Securities Lending Collateral — (2.95%)		(18,336,071)
NQ-IV089 [3/22] 5/22 (2218396)    1

Schedule of investments
Delaware Ivy VIP Science and Technology (Unaudited)
Value (US $)

Liabilities Net of Receivables and Other Assets — (0.08%)	(481,499)
Net Assets Applicable to 23,516,332 Shares Outstanding—100.00%	$620,697,855
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
†	Non-income producing security.
*	Fully or partially on loan.
■	Includes $20,421,265 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $3,549,122.
Summary of abbreviations:
ADR – American Depositary Receipt

2    NQ-IV089 [3/22] 5/22 (2218396)